Share-based payments (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Summary Of Modification [Line Items]
No of options	7,780,278	11,056,100	4,588,300	5,180,440
Associate stock option plan 2014 [Member] | 19-Jan-23 [Member]
Disclosure Of Summary Of Modification [Line Items]
No of options	1,567,278
Original Exercise period	19-Jan-21
Revised Exercise period	19-Jan-23
Associate stock option plan 2014 [Member] | 23-Apr-23 [Member]
Disclosure Of Summary Of Modification [Line Items]
No of options	15,900
Original Exercise period	23-Apr-21
Revised Exercise period	23-Apr-23
Associate stock option plan 2014 [Member] | 19-Oct-23 [Member]
Disclosure Of Summary Of Modification [Line Items]
No of options	5,000
Original Exercise period	19-Oct-22
Revised Exercise period	19-Oct-23